Financial Obligations (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Jul. 31, 2011 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Carrying amount of leased assets sold					¥ 91,959
Cash consideration for leased assets sold					¥ 90,000
Contract term					5 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets					¥ (1,959)
Sale Leaseback Transaction, Net Book Value, Total						¥ 287,945		¥ 416,851			$ 44,451
Sale Leaseback Transaction, Net Proceeds, Investing Activities, Total						0	$ 0	¥ 83,266	¥ 100,000
Sale Leaseback Transaction, Impairment Charges of Assets Leased						11,657
Sale Leaseback Transaction, Unamortized Deferred Expenses Incurred						18,786
Yingli Beijing [Member]
Contract term	6 years	6 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets | $													$ 3,971
Sale Leaseback Transaction, Net Book Value, Total	¥ 19,804											$ 3,507
Sale Leaseback Transaction, Net Proceeds, Investing Activities, Total	¥ 29,096	$ 4,492
Yingli Group [Member]
Carrying amount of leased assets sold			¥ 109,193	¥ 99,321						¥ 102,971
Cash consideration for leased assets sold			¥ 83,000	¥ 100,000						¥ 99,000
Contract term			5 years	8 years						18 years
Remaining useful lives of leased equipment										25 years
Remaining minimum useful lives of leased equipment			2 years	8 years
Remaining maximum useful lives of leased equipment			7 years	10 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets			¥ 26,193	¥ 679	¥ 1,959					¥ (3,971)
Yingli Group [Member] | PV Module [Member]
Capital lease machinery and equipment carrying amount						220,891					34,100
Lixian Yingli Company Limited [Member]
Capital lease machinery and equipment carrying amount						46,871
Payable related to capital lease contract						¥ 86,338
Hanneng Guangping [Member]
Contract term						10 years	10 years
Hanneng Guangping [Member] | PV Module [Member]
Sale Leaseback Transaction, Net Book Value, Total						¥ 220,891					34,100
Hanneng Guangping [Member] | PV Equipment [Member]
Capital lease machinery and equipment carrying amount						¥ 117,590					$ 18,153